Statements of Cash Flows (Parenthetical) - Quarterly	15 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member	Mar. 31, 2013 Quarterly Member	Dec. 31, 2013 Quarterly Member
Recognition of unvested share compensation related party Per Share	300,000	0.25	0.25	300,000